INCOME TAX (Schedule of Temporary Differences and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 94,706	$ 119,988
Non-capital loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	63,355	77,620
Plant and Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	14,460	25,765
Mineral rights and properties [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	5,072	4,378
Other deductible temporary difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 11,819	$ 12,225